Non-current provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Non-current provisions and other non-current liabilities
Schedule of development of non-current provisions
Development of non-current provisions
in € THOUS
	January 1, 2018	Foreigncurrency translation	Changes in consolidation group	Utilized	Reversed	Additions	Reclassifications	December 31, 2018

Personnel expenses	100.474	2.339	-	(688)	(566)	8.774	(25.894)	84.439
Interest payable related to income taxes	29.027	208	-	-	(5.413)	5.409	-	29.231
Medical malpractice	42.325	658	(47.715)	(140)	-	4.872	-	-
Other non-current provisions	11.008	314	889	(439)	(154)	3.159	-	14.777
Non-current provisions	182.834	3.519	(46.826)	(1.267)	(6.133)	22.214	(25.894)	128.447